Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	$ 169	1,024	1,022	2,612	$ (1)	(9)	(13)	(18)
General and administrative expenses					(353)	(2,135)	(2,468)	(3,281)
Other Income					0	0	0	1,116
Loss before equity in undistributed earnings of subsidiaries					(354)	(2,144)	(2,482)	(2,183)
Equity in earnings of subsidiaries					(9,384)	(56,808)	(51,956)	22,515
Net income					$ (9,738)	(58,952)	(54,437)	20,332